UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-04250
SELIGMAN MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota                    55474

(Address of principal executive offices)           (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Seligman California Municipal High-Yield Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.2%)

Issue	Coupon	Principal
Description(b,c)	rate	amount		Value(a)
Airport (2.3%)
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750%	$450,000		$465,210
Los Angeles Department of Airports
Subordinated Revenue Bonds
Los Angeles International
Series 2010B
05-15-35	5.000	225,000	(d)	211,417

Total				676,627

City (3.8%)
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.000	1,100,000		1,115,279

College (9.2%)
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10-01-21	5.250	665,000		666,204
California Educational Facilities Authority
Revenue Bonds
Loyola Marymount University
Series 2010A
10-01-40	5.125	175,000		164,941
California Educational Facilities Authority
Revenue Bonds
Scripps College
Series 2001
08-01-31	5.000	1,500,000		1,382,175
University of California
Revenue Bonds
General
Series 2009Q
05-15-34	5.000	500,000		493,860

Total				2,707,180

Electric (1.7%)
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	500,000		507,365

Issue	Coupon	Principal
Description(b,c)	rate	amount	Value(a)
Health Care — Hospital (23.6%)
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.750	1,000,000	990,199
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.000	750,000	676,283
California Health Facilities Financing Authority
Revenue Bonds
Providence Health Services
Series 2009B
10-01-39	5.500	750,000	731,947
California Health Facilities Financing Authority
Revenue Bonds
St. Joseph Health System
Series 2009A
07-01-29	5.500	700,000	706,146
California Municipal Finance Authority
Revenue Bonds
Community Hospitals
Series 2009
02-01-39	5.500	750,000	639,233
California Statewide Communities Development Authority
Revenue Bonds
Cottage Health Obligation Group
Series 2010
11-01-30	5.250	100,000	96,645
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.000	550,000	494,263
California Statewide Communities Development Authority
Revenue Bonds
Sutter Health
Series 2002B
08-15-42	5.625	500,000	483,140
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09-01-30	5.000	450,000	409,532
Palomar Pomerado Health
Certificate of Participation
Series 2009
11-01-39	6.750	350,000	348,635
Washington Township Health Care District
Revenue Bonds
Series 1999
07-01-29	5.250	1,500,000	1,362,839

Total			6,938,862

Issue	Coupon	Principal
Description(b,c)	rate	amount		Value(a)
Housing — Multi-family (6.8%)
California Housing Finance Agency
Revenue Bonds
Multifamily Housing III
Series 1999A A.M.T.
02-01-36	5.375	2,280,000		2,018,347

Lease (3.3%)
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09-01-24	5.000	1,000,000		983,420

Miscellaneous Revenue (0.9%)
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.125	450,000		271,782

School (7.4%)
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.000	1,590,000		1,570,856
Yosemite Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2010D
08-01-31	6.461	2,500,000	(e)	612,650

Total				2,183,506

Special District — Tax Allocation (12.2%)
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08-01-29	7.500	330,000		312,167
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Southeast Bakersfield
Series 2009B
08-01-29	7.250	195,000		188,867
Carson Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-30	5.000	250,000		217,695
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08-01-29	5.125	200,000		183,056
08-01-36	5.500	200,000		183,098

Issue	Coupon	Principal
Description(b,c)	rate	amount	Value(a)
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project No. 1
Series 2009A
07-01-27	6.000	1,000,000	1,010,600
Riverside County Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-39	6.000	300,000	282,036
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-29	6.375	500,000	513,750
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Redevelopment Projects
Series 2009B
08-01-28	6.125	700,000	718,501

Total			3,609,770

State (15.6%)
State of California
Unlimited General Obligation Bonds
Series 2008
08-01-34	5.000	500,000	454,885
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.000	1,000,000	920,250
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
12-01-32	5.000	500,000	459,415
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-25	5.625	500,000	514,065
04-01-31	5.750	750,000	756,293
04-01-38	6.000	500,000	510,370
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-40	5.500	1,000,000	967,500

Total			4,582,778

Toll Road (5.2%)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01-15-40	5.750	1,500,000	1,310,730

Issue	Coupon	Principal
Description(b,c)	rate	amount	Value(a)
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01-01-33	5.000	300,000	236,532

Total			1,547,262

Water & Sewer (4.2%)
Orange County Water District
Refunding Certificate of Participation
Series 2009
08-15-39	5.000	750,000	736,515
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05-15-34	5.250	500,000	506,730

Total			1,243,245

Total Municipal Bonds (Cost: $29,490,996)			$28,385,423

Municipal Notes (0.2%)

Issue	Effective	Amount payable at
Description(b,c,f)	yield	maturity	Value(a)
Los Angeles County Metropolitan Transportation Authority
Refunding Revenue Bonds
Proposition C
V.R.D.N. 2nd Senior Series 2009A-1 (Bank of Nova Scotia)
07-01-23	0.290%	$60,000	$60,000

Total Municipal Notes
(Cost: $60,000)			$60,000

Money Market Fund (2.2%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	643,936	(g)	$643,936

Total Money Market Fund (Cost: $643,936)			$643,936

Total Investments in Securities (Cost: $30,194,932)(h)			$29,089,359

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation

AGCP	—	Assured Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

BHAC	—	Berkshire Hathaway Assurance Corporation

BIG	—	Bond Investors Guarantee

BNY	—	Bank of New York

CGIC	—	Capital Guaranty Insurance Company

CIFG	—	IXIS Financial Guaranty

FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

MGIC	—	Mortgage Guaranty Insurance Corporation

NPFGC	—	National Public Finance Guarantee Corporation

TCRS	—	Transferable Custodial Receipts

XLCA	—	XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Dec. 31, 2010, the value of securities subject to alternative minimum tax represented 6.84% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note
(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2010 was $211,417, representing 0.72% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Los Angeles Department of Airports
Subordinated Revenue Bonds
Los Angeles International
Series 2010B
5.000% 2035	10-29-10	$226,320
(e)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(g)	The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(h)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $30,195,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$217,000
Unrealized depreciation	(1,323,000)

Net unrealized depreciation	$(1,106,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2	Level 3
	quoted prices	other	significant
	in active	significant	unobservable
Description(a)	markets for	observable(b)	inputs	Total

Bonds
Municipal Bonds	$—	$28,385,423	$—	$28,385,423

Total Bonds	—	28,385,423	—	28,385,423

Other
Municipal Notes	—	60,000		60,000
Unaffiliated Money Market Fund(c)	643,936	—	—	643,936

Total Other	643,936	60,000	—	703,936

Total	$643,936	$28,445,423	$—	$29,089,359

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

Portfolio of Investments
Seligman California Municipal Quality Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.8%)

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Airport (5.2%)
County of Sacramento
Revenue Bonds
Senior Series 2008A (AGM)
07-01-25	5.000%	$1,000,000		$1,011,220
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750	550,000		568,590
Los Angeles Department of Airports
Subordinated Revenue Bonds
Los Angeles International
Series 2010B
05-15-35	5.000	225,000	(e)	211,417

Total				1,791,227

City (3.6%)
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.000	1,200,000		1,216,668

College (14.7%)
California Educational Facilities Authority
Revenue Bonds
Loyola Marymount University
Series 2010A
10-01-40	5.125	225,000		212,067
California Educational Facilities Authority
Revenue Bonds
Scripps College
Series 2007 (NPFGC)
11-01-25	5.000	1,315,000		1,322,469
California State University
Revenue Bonds
Systemwide
Series 2007A (AGM)
11-01-27	5.000	1,250,000		1,258,000
California Statewide Communities Development Authority
Revenue Bonds
Polytechnic School
Series 2009
12-01-34	5.000	735,000		679,963
University of California
Revenue Bonds
Series 2008L
05-15-26	5.000	1,500,000		1,543,590

Total				5,016,089

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Electric (12.2%)
Anaheim Public Financing Authority
Revenue Bonds
Anaheim Electric Systems Distribution
Series 2009
10-01-25	5.000	1,500,000	1,529,340
City of Redding
Certificate of Participation
Series 2008A (AGM)
06-01-27	5.000	865,000	842,294
City of Riverside
Revenue Bonds
Series 2008D (AGM)
10-01-28	5.000	1,325,000	1,301,958
Southern California Public Power Authority
Revenue Bonds
Milford Wind Corridor Project
Series 2010-1
07-01-30	5.000	500,000	493,260

Total			4,166,852

Health Care — Hospital (20.5%)
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.750	1,000,000	990,200
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.000	900,000	811,539
California Health Facilities Financing Authority
Revenue Bonds
Providence Health Services
Series 2009B
10-01-39	5.500	800,000	780,744
California Health Facilities Financing Authority
Revenue Bonds
Scripps Health
Series 2010A
11-15-36	5.000	750,000	696,570
California Health Facilities Financing Authority
Revenue Bonds
St. Joseph Health System
Series 2009A
07-01-29	5.500	800,000	807,024
California Statewide Communities Development Authority
Revenue Bonds
Cottage Health Obligation Group
Series 2010
11-01-30	5.250	100,000	96,645
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2009
07-01-39	5.125	500,000	453,860

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2002A
11-01-32	5.500	2,000,000		1,955,100
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09-01-30	5.000	450,000		409,532

Total				7,001,214

Lease (11.5%)
Eastern Municipal Water District
Certificate of Participation
Series 1991 (NPFGC/FGIC)
07-01-12	6.750	1,330,000		1,391,007
Modesto Irrigation District
Certificate of Participation
Capital Improvements
Series 2009A
10-01-29	5.750	1,500,000		1,562,805
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.250	1,000,000		987,750

Total				3,941,562

Miscellaneous Revenue (1.1%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02-01-33	5.250	400,000		385,748

School (3.9%)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01-01-34	5.000	750,000		717,413
Yosemite Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2010D
08-01-31	6.461	2,500,000	(d)	612,650

Total				1,330,063

Special District — Tax Allocation (6.1%)
Carson Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-30	5.000	250,000		217,695
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project No. 1
Series 2009A
07-01-27	6.000	1,000,000		1,010,600

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Riverside County Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-39	6.000	350,000	329,042
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08-01-29	6.000	535,000	537,814

Total			2,095,151

State (7.3%)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
12-01-32	5.000	500,000	459,415
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
10-01-29	5.000	500,000	472,615
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-40	5.500	500,000	483,750
State of California
Unlimited General Obligation Refunding Bonds
Series 2009A
07-01-21	5.250	500,000	537,205
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-38	5.000	610,000	548,902

Total			2,501,887

Water & Sewer (11.7%)
Orange County Water District
Refunding Certificate of Participation
Series 2009
08-15-39	5.000	1,000,000	982,020
Sacramento County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Series 2001 (AMBAC)
12-01-27	5.000	2,000,000	1,995,400
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05-15-34	5.250	1,000,000	1,013,460

Total			3,990,880

Total Municipal Bonds (Cost: $33,880,593)			$33,437,341

Money Market Fund (1.6%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	556,365	(f)	$556,365

Total Money Market Fund (Cost: $556,365)			$556,365

Total Investments in Securities (Cost: $34,436,958)(g)			$33,993,706

Notes to Portfolio of Investments

(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	— ACA Financial Guaranty Corporation

AGCP	— Assured Guaranty Corporation

AGM	— Assured Guaranty Municipal Corporation

AMBAC	— Ambac Assurance Corporation

BHAC	— Berkshire Hathaway Assurance Corporation

BIG	— Bond Investors Guarantee

BNY	— Bank of New York

CGIC	— Capital Guaranty Insurance Company

CIFG	— IXIS Financial Guaranty

FGIC	— Financial Guaranty Insurance Company

FHA	— Federal Housing Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

MGIC	— Mortgage Guaranty Insurance Corporation

NPFGC	— National Public Finance Guarantee Corporation

TCRS	— Transferable Custodial Receipts

XLCA	— XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	— Alternative Minimum Tax

B.A.N.	— Bond Anticipation Note

C.P.	— Commercial Paper

R.A.N.	— Revenue Anticipation Note

T.A.N.	— Tax Anticipation Note

T.R.A.N.	— Tax & Revenue Anticipation Note

V.R.	— Variable Rate

V.R.D.B.	— Variable Rate Demand Bond

V.R.D.N.	— Variable Rate Demand Note

(d) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e)   Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2010 was $211,417, representing 0.62% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Los Angeles Department of Airports
Subordinated Revenue Bonds
Los Angeles International
Series 2010B
5.000% 2035	10-29-10	$226,320

(f)	The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $34,437,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$407,000
Unrealized depreciation	(850,000)

Net unrealized depreciation	$(443,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$33,437,341	$—	$33,437,341

Total Bonds	—	33,437,341	—	33,437,341

Other
Unaffiliated Money Market Fund(c)	556,365	—	—	556,365

Total Other	556,365	—	—	556,365

Total	$556,365	$33,437,341	$—	$33,993,706

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Seligman Municipal Series Trust

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date February 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date February 18, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date February 18, 2011